Equity - Share of equity method investments additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of equity [Line Items]
– of which share of result from associates and joint ventures	€ 940	€ 815	€ 797
Legal and statutory reserves
Disclosure of equity [Line Items]
Unrealised revaluations	(830)	(998)	0
Share of associates, joint ventures and other reserves
Disclosure of equity [Line Items]
Transfer to/from retained earnings	(565)	(892)	26
Software and other intangible assets
Disclosure of equity [Line Items]
Legal reserve	768	628	540
Stichting Regio Bank and Stichting Vakbondsspaarbank SPN
Disclosure of equity [Line Items]
Statutory reserve	€ 897	€ 1,602	€ 2,264